Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Entity Central Index Key	0000909466
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000209290 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class A
Trading Symbol	OPCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class A)	$56	1.10%
*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 2,259,537,999
Holdings Count | Holding	731
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,259,537,999
Total number of portfolio holdings	731
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.24%
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB, 5.00%, 07/01/2051	1.51%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.47%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.12%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.03%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	1.02%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.97%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.97%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.24%
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB, 5.00%, 07/01/2051	1.51%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.47%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.12%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.03%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	1.02%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.97%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.97%

C000209292 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class C
Trading Symbol	OCACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class C)	$94	1.85%
*	Annualized.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.85%	[2]
Net Assets	$ 2,259,537,999
Holdings Count | Holding	731
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,259,537,999
Total number of portfolio holdings	731
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.24%
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB, 5.00%, 07/01/2051	1.51%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.47%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.12%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.03%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	1.02%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.97%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.97%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.24%
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB, 5.00%, 07/01/2051	1.51%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.47%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.12%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.03%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	1.02%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.97%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.97%

C000209291 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class Y
Trading Symbol	OCAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class Y)	$43	0.85%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[3]
Net Assets	$ 2,259,537,999
Holdings Count | Holding	731
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,259,537,999
Total number of portfolio holdings	731
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.24%
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB, 5.00%, 07/01/2051	1.51%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.47%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.12%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.03%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	1.02%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.97%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.97%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.24%
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB, 5.00%, 07/01/2051	1.51%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.47%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.12%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.03%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	1.02%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.97%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.97%

C000209293 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California Municipal Fund
Class Name	Class R6
Trading Symbol	IORCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class R6)	$40	0.79%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[4]
Net Assets	$ 2,259,537,999
Holdings Count | Holding	731
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,259,537,999
Total number of portfolio holdings	731
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.24%
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB, 5.00%, 07/01/2051	1.51%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.47%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.12%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.03%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	1.02%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.97%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.97%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.24%
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB, 5.00%, 07/01/2051	1.51%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.47%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.12%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.03%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	1.02%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.97%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.97%

C000000395 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class A
Trading Symbol	ATFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class A)	$30	0.59%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[5]
Net Assets	$ 2,914,932,050
Holdings Count | Holding	746
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,914,932,050
Total number of portfolio holdings	746
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%

C000000396 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class A2
Trading Symbol	AITFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class A2)	$17	0.34%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[6]
Net Assets	$ 2,914,932,050
Holdings Count | Holding	746
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,914,932,050
Total number of portfolio holdings	746
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%

C000130517 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class C
Trading Symbol	ATFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class C)	$68	1.34%
*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.34%	[7]
Net Assets	$ 2,914,932,050
Holdings Count | Holding	746
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,914,932,050
Total number of portfolio holdings	746
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%

C000071234 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class Y
Trading Symbol	ATFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class Y)	$17	0.34%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[8]
Net Assets	$ 2,914,932,050
Holdings Count | Holding	746
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,914,932,050
Total number of portfolio holdings	746
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%

C000023428 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class R5
Trading Symbol	ATFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class R5)	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[9]
Net Assets	$ 2,914,932,050
Holdings Count | Holding	746
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,914,932,050
Total number of portfolio holdings	746
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%

C000188916 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term Municipal Income Fund
Class Name	Class R6
Trading Symbol	ATFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class R6)	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[10]
Net Assets	$ 2,914,932,050
Holdings Count | Holding	746
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,914,932,050
Total number of portfolio holdings	746
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%

C000084619 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class A
Trading Symbol	ACTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class A)	$72	1.41%
*	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%	[11]
Net Assets	$ 7,943,848,877
Holdings Count | Holding	1,275
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$7,943,848,877
Total number of portfolio holdings	1,275
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%

C000084621 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class C
Trading Symbol	ACTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class C)	$110	2.15%
*	Annualized.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.15%	[12]
Net Assets	$ 7,943,848,877
Holdings Count | Holding	1,275
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$7,943,848,877
Total number of portfolio holdings	1,275
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%

C000084622 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class Y
Trading Symbol	ACTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class Y)	$60	1.16%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%	[13]
Net Assets	$ 7,943,848,877
Holdings Count | Holding	1,275
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$7,943,848,877
Total number of portfolio holdings	1,275
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%

C000109478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class R5
Trading Symbol	ACTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class R5)	$60	1.16%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%	[14]
Net Assets	$ 7,943,848,877
Holdings Count | Holding	1,275
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$7,943,848,877
Total number of portfolio holdings	1,275
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%

C000188917 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	ACTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class R6)	$57	1.11%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[15]
Net Assets	$ 7,943,848,877
Holdings Count | Holding	1,275
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$7,943,848,877
Total number of portfolio holdings	1,275
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%

C000209252 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Environmental Focus Municipal Fund
Class Name	Class A
Trading Symbol	OPAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class A)	$40	0.79%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[16]
Net Assets	$ 88,971,099
Holdings Count | Holding	81
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$88,971,099
Total number of portfolio holdings	81
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	3.69%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.25%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.15%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.59%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.47%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.36%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.35%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.29%
New York (State of) Housing Finance Agency (Sustainability Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.27%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	3.69%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.25%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.15%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.59%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.47%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.36%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.35%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.29%
New York (State of) Housing Finance Agency (Sustainability Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.27%

C000209251 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Environmental Focus Municipal Fund
Class Name	Class C
Trading Symbol	OPCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class C)	$78	1.54%
*	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%	[17]
Net Assets	$ 88,971,099
Holdings Count | Holding	81
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$88,971,099
Total number of portfolio holdings	81
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	3.69%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.25%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.15%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.59%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.47%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.36%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.35%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.29%
New York (State of) Housing Finance Agency (Sustainability Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.27%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	3.69%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.25%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.15%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.59%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.47%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.36%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.35%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.29%
New York (State of) Housing Finance Agency (Sustainability Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.27%

C000209250 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Environmental Focus Municipal Fund
Class Name	Class Y
Trading Symbol	OPYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class Y)	$28	0.54%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[18]
Net Assets	$ 88,971,099
Holdings Count | Holding	81
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$88,971,099
Total number of portfolio holdings	81
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	3.69%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.25%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.15%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.59%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.47%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.36%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.35%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.29%
New York (State of) Housing Finance Agency (Sustainability Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.27%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	3.69%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.25%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.15%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.59%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.47%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.36%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.35%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.29%
New York (State of) Housing Finance Agency (Sustainability Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.27%

C000209249 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Environmental Focus Municipal Fund
Class Name	Class R6
Trading Symbol	IOMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class R6)	$28	0.54%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[19]
Net Assets	$ 88,971,099
Holdings Count | Holding	81
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$88,971,099
Total number of portfolio holdings	81
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	3.69%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.25%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.15%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.59%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.47%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.36%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.35%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.29%
New York (State of) Housing Finance Agency (Sustainability Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.27%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	3.69%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.25%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.15%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.59%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.47%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.36%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.35%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.29%
New York (State of) Housing Finance Agency (Sustainability Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.27%

C000084627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class A
Trading Symbol	VKLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class A)	$42	0.83%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[20]
Net Assets	$ 2,066,170,793
Holdings Count | Holding	872
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,066,170,793
Total number of portfolio holdings	872
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.82%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.74%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.70%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.65%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.), Series 2012, RB, 5.75%, 09/15/2027	0.53%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 4.00%, 03/15/2040	0.52%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.82%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.74%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.70%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.65%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.), Series 2012, RB, 5.75%, 09/15/2027	0.53%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 4.00%, 03/15/2040	0.52%

C000084629 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class C
Trading Symbol	VKLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class C)	$80	1.58%
*	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%	[21]
Net Assets	$ 2,066,170,793
Holdings Count | Holding	872
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,066,170,793
Total number of portfolio holdings	872
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.82%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.74%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.70%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.65%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.), Series 2012, RB, 5.75%, 09/15/2027	0.53%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 4.00%, 03/15/2040	0.52%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.82%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.74%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.70%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.65%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.), Series 2012, RB, 5.75%, 09/15/2027	0.53%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 4.00%, 03/15/2040	0.52%

C000084630 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class Y
Trading Symbol	VKLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class Y)	$30	0.58%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[22]
Net Assets	$ 2,066,170,793
Holdings Count | Holding	872
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,066,170,793
Total number of portfolio holdings	872
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.82%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.74%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.70%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.65%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.), Series 2012, RB, 5.75%, 09/15/2027	0.53%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 4.00%, 03/15/2040	0.52%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.82%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.74%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.70%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.65%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.), Series 2012, RB, 5.75%, 09/15/2027	0.53%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 4.00%, 03/15/2040	0.52%

C000188918 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Intermediate Term Municipal Income Fund
Class Name	Class R6
Trading Symbol	VKLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class R6)	$27	0.54%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[23]
Net Assets	$ 2,066,170,793
Holdings Count | Holding	872
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,066,170,793
Total number of portfolio holdings	872
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.82%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.74%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.70%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.65%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.), Series 2012, RB, 5.75%, 09/15/2027	0.53%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 4.00%, 03/15/2040	0.52%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.82%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.74%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.70%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.65%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.), Series 2012, RB, 5.75%, 09/15/2027	0.53%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 4.00%, 03/15/2040	0.52%

C000209259 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class A
Trading Symbol	RMUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class A)	$62	1.22%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%	[24]
Net Assets	$ 4,564,836,463
Holdings Count | Holding	680
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,564,836,463
Total number of portfolio holdings	680
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.75%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.45%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.41%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.21%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.11%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.00%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.97%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.96%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.75%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.45%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.41%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.21%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.11%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.00%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.97%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.96%

C000209257 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class C
Trading Symbol	RMUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class C)	$100	1.98%
*	Annualized.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.98%	[25]
Net Assets	$ 4,564,836,463
Holdings Count | Holding	680
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,564,836,463
Total number of portfolio holdings	680
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.75%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.45%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.41%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.21%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.11%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.00%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.97%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.96%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.75%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.45%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.41%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.21%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.11%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.00%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.97%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.96%

C000209275 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class A
Trading Symbol	OPATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class A)	$47	0.93%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[26]
Net Assets	$ 742,448,882
Holdings Count | Holding	269
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$742,448,882
Total number of portfolio holdings	269
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.85%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.40%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.29%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.07%
Allegheny (County of), PA, Series 2016 C-76, GO Bonds, 5.00%, 11/01/2041	1.98%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.82%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.73%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.71%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.68%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.60%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.85%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.40%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.29%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.07%
Allegheny (County of), PA, Series 2016 C-76, GO Bonds, 5.00%, 11/01/2041	1.98%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.82%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.73%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.71%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.68%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.60%

C000209267 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class C
Trading Symbol	OPACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class C)	$81	1.59%
*	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%	[27]
Net Assets	$ 742,448,882
Holdings Count | Holding	269
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$742,448,882
Total number of portfolio holdings	269
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.85%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.40%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.29%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.07%
Allegheny (County of), PA, Series 2016 C-76, GO Bonds, 5.00%, 11/01/2041	1.98%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.82%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.73%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.71%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.68%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.60%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.85%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.40%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.29%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.07%
Allegheny (County of), PA, Series 2016 C-76, GO Bonds, 5.00%, 11/01/2041	1.98%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.82%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.73%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.71%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.68%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.60%

C000209269 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class Y
Trading Symbol	OPAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class Y)	$35	0.69%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[28]
Net Assets	$ 742,448,882
Holdings Count | Holding	269
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$742,448,882
Total number of portfolio holdings	269
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.85%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.40%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.29%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.07%
Allegheny (County of), PA, Series 2016 C-76, GO Bonds, 5.00%, 11/01/2041	1.98%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.82%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.73%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.71%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.68%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.60%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.85%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.40%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.29%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.07%
Allegheny (County of), PA, Series 2016 C-76, GO Bonds, 5.00%, 11/01/2041	1.98%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.82%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.73%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.71%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.68%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.60%

C000209274 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Pennsylvania Municipal Fund
Class Name	Class R6
Trading Symbol	IORPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class R6)	$31	0.62%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[29]
Net Assets	$ 742,448,882
Holdings Count | Holding	269
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$742,448,882
Total number of portfolio holdings	269
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.85%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.40%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.29%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.07%
Allegheny (County of), PA, Series 2016 C-76, GO Bonds, 5.00%, 11/01/2041	1.98%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.82%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.73%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.71%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.68%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.60%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.85%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.40%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.29%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.07%
Allegheny (County of), PA, Series 2016 C-76, GO Bonds, 5.00%, 11/01/2041	1.98%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.82%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.73%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.71%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.68%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.60%

C000084631 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class A
Trading Symbol	VKMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class A)	$48	0.95%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[30]
Net Assets	$ 3,470,575,512
Holdings Count | Holding	654
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,470,575,512
Total number of portfolio holdings	654
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%

C000084633 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class C
Trading Symbol	VMICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class C)	$86	1.70%
*	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%	[31]
Net Assets	$ 3,470,575,512
Holdings Count | Holding	654
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,470,575,512
Total number of portfolio holdings	654
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%

C000084634 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class Y
Trading Symbol	VMIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class Y)	$36	0.70%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[32]
Net Assets	$ 3,470,575,512
Holdings Count | Holding	654
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,470,575,512
Total number of portfolio holdings	654
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%

C000125172 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Investor Class
Trading Symbol	VMINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Investor Class)	$43	0.84%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[33]
Net Assets	$ 3,470,575,512
Holdings Count | Holding	654
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,470,575,512
Total number of portfolio holdings	654
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%

C000188919 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Municipal Income Fund
Class Name	Class R6
Trading Symbol	VKMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class R6)	$33	0.65%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[34]
Net Assets	$ 3,470,575,512
Holdings Count | Holding	654
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,470,575,512
Total number of portfolio holdings	654
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%

C000209261 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class A
Trading Symbol	LTNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class A)	$42	0.83%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[35]
Net Assets	$ 1,483,639,166
Holdings Count | Holding	491
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,483,639,166
Total number of portfolio holdings	491
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.18%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.65%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.52%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	1.26%
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB, 5.00%, 11/19/2024	1.15%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.09%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Triborough Bridge & Tunnel Authority, Series 2014 A, RB, 5.00%, 11/19/2024	1.01%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.00%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.18%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.65%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.52%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	1.26%
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB, 5.00%, 11/19/2024	1.15%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.09%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Triborough Bridge & Tunnel Authority, Series 2014 A, RB, 5.00%, 11/19/2024	1.01%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.00%

C000209262 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class C
Trading Symbol	LTNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class C)	$80	1.58%
*	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%	[36]
Net Assets	$ 1,483,639,166
Holdings Count | Holding	491
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,483,639,166
Total number of portfolio holdings	491
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.18%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.65%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.52%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	1.26%
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB, 5.00%, 11/19/2024	1.15%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.09%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Triborough Bridge & Tunnel Authority, Series 2014 A, RB, 5.00%, 11/19/2024	1.01%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.00%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.18%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.65%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.52%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	1.26%
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB, 5.00%, 11/19/2024	1.15%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.09%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Triborough Bridge & Tunnel Authority, Series 2014 A, RB, 5.00%, 11/19/2024	1.01%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.00%

C000209255 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class Y
Trading Symbol	RMUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class Y)	$50	0.98%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[37]
Net Assets	$ 4,564,836,463
Holdings Count | Holding	680
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,564,836,463
Total number of portfolio holdings	680
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.75%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.45%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.41%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.21%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.11%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.00%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.97%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.96%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.75%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.45%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.41%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.21%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.11%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.00%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.97%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.96%

C000209254 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® New York Municipals Fund
Class Name	Class R6
Trading Symbol	IORUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class R6)	$47	0.92%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[38]
Net Assets	$ 4,564,836,463
Holdings Count | Holding	680
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,564,836,463
Total number of portfolio holdings	680
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.75%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.45%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.41%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.21%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.11%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.00%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.97%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.96%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.75%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.45%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.41%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.21%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.11%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.00%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.97%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.96%

C000209278 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	ORNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class A)	$63	1.23%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.23%	[39]
Net Assets	$ 9,807,665,106
Holdings Count | Holding	1,483
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$9,807,665,106
Total number of portfolio holdings	1,483
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%

C000209277 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	ORNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class C)	$96	1.88%
*	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.88%	[40]
Net Assets	$ 9,807,665,106
Holdings Count | Holding	1,483
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$9,807,665,106
Total number of portfolio holdings	1,483
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%

C000209279 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class Y
Trading Symbol	ORNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class Y)	$50	0.98%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[41]
Net Assets	$ 9,807,665,106
Holdings Count | Holding	1,483
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$9,807,665,106
Total number of portfolio holdings	1,483
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%

C000209280 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class R5
Trading Symbol	IORHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class R5)	$50	0.98%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[42]
Net Assets	$ 9,807,665,106
Holdings Count | Holding	1,483
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$9,807,665,106
Total number of portfolio holdings	1,483
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%

C000209281 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Municipal Opportunities Fund
Class Name	Class R6
Trading Symbol	IORYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class R6)	$47	0.92%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[43]
Net Assets	$ 9,807,665,106
Holdings Count | Holding	1,483
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$9,807,665,106
Total number of portfolio holdings	1,483
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%

C000209289 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class A
Trading Symbol	OPTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class A)	$47	0.92%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[44]
Net Assets	$ 2,481,232,865
Holdings Count | Holding	636
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,481,232,865
Total number of portfolio holdings	636
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB, 5.00%, 07/01/2042	1.12%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.99%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	0.96%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.93%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.90%
Massachusetts (Commonwealth of), Series 2016-XF0530, Ctfs. Of Obligation, 5.00%, 12/01/2035	0.84%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.81%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB, 5.00%, 07/01/2042	1.12%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.99%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	0.96%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.93%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.90%
Massachusetts (Commonwealth of), Series 2016-XF0530, Ctfs. Of Obligation, 5.00%, 12/01/2035	0.84%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.81%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.70%

C000209288 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class C
Trading Symbol	OMFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class C)	$85	1.68%
*	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%	[45]
Net Assets	$ 2,481,232,865
Holdings Count | Holding	636
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,481,232,865
Total number of portfolio holdings	636
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB, 5.00%, 07/01/2042	1.12%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.99%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	0.96%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.93%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.90%
Massachusetts (Commonwealth of), Series 2016-XF0530, Ctfs. Of Obligation, 5.00%, 12/01/2035	0.84%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.81%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB, 5.00%, 07/01/2042	1.12%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.99%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	0.96%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.93%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.90%
Massachusetts (Commonwealth of), Series 2016-XF0530, Ctfs. Of Obligation, 5.00%, 12/01/2035	0.84%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.81%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.70%

C000209287 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class Y
Trading Symbol	OMFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class Y)	$35	0.68%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[46]
Net Assets	$ 2,481,232,865
Holdings Count | Holding	636
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,481,232,865
Total number of portfolio holdings	636
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB, 5.00%, 07/01/2042	1.12%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.99%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	0.96%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.93%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.90%
Massachusetts (Commonwealth of), Series 2016-XF0530, Ctfs. Of Obligation, 5.00%, 12/01/2035	0.84%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.81%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB, 5.00%, 07/01/2042	1.12%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.99%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	0.96%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.93%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.90%
Massachusetts (Commonwealth of), Series 2016-XF0530, Ctfs. Of Obligation, 5.00%, 12/01/2035	0.84%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.81%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.70%

C000209286 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco AMT-Free Municipal Income Fund
Class Name	Class R6
Trading Symbol	IORAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class R6)	$31	0.61%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[47]
Net Assets	$ 2,481,232,865
Holdings Count | Holding	636
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,481,232,865
Total number of portfolio holdings	636
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB, 5.00%, 07/01/2042	1.12%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.99%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	0.96%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.93%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.90%
Massachusetts (Commonwealth of), Series 2016-XF0530, Ctfs. Of Obligation, 5.00%, 12/01/2035	0.84%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.81%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.70%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB, 5.00%, 07/01/2042	1.12%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.99%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	0.96%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.93%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.90%
Massachusetts (Commonwealth of), Series 2016-XF0530, Ctfs. Of Obligation, 5.00%, 12/01/2035	0.84%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.81%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.70%

C000209301 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class A
Trading Symbol	OPNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class A)	$61	1.20%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[48]
Net Assets	$ 670,136,259
Holdings Count | Holding	318
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$670,136,259
Total number of portfolio holdings	318
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.65%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	2.37%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.17%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.00%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.98%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.84%
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB, 5.00%, 07/01/2046	1.83%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.66%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.63%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.65%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	2.37%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.17%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.00%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.98%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.84%
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB, 5.00%, 07/01/2046	1.83%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.66%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.63%

C000209303 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class C
Trading Symbol	ONYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class C)	$99	1.96%
*	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.96%	[49]
Net Assets	$ 670,136,259
Holdings Count | Holding	318
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$670,136,259
Total number of portfolio holdings	318
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.65%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	2.37%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.17%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.00%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.98%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.84%
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB, 5.00%, 07/01/2046	1.83%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.66%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.63%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.65%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	2.37%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.17%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.00%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.98%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.84%
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB, 5.00%, 07/01/2046	1.83%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.66%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.63%

C000209306 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class Y
Trading Symbol	ONYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)	$49	0.96%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[50]
Net Assets	$ 670,136,259
Holdings Count | Holding	318
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$670,136,259
Total number of portfolio holdings	318
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.65%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	2.37%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.17%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.00%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.98%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.84%
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB, 5.00%, 07/01/2046	1.83%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.66%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.63%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.65%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	2.37%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.17%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.00%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.98%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.84%
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB, 5.00%, 07/01/2046	1.83%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.66%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.63%

C000209305 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® AMT-Free New York Municipal Fund
Class Name	Class R6
Trading Symbol	IORNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)	$47	0.92%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[51]
Net Assets	$ 670,136,259
Holdings Count | Holding	318
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$670,136,259
Total number of portfolio holdings	318
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.65%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	2.37%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.17%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.00%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.98%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.84%
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB, 5.00%, 07/01/2046	1.83%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.66%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.63%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.65%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	2.37%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.17%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.00%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.98%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.84%
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB, 5.00%, 07/01/2046	1.83%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.66%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.63%

C000209265 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class Y
Trading Symbol	LTBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class Y)	$30	0.58%
*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[52]
Net Assets	$ 1,483,639,166
Holdings Count | Holding	491
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,483,639,166
Total number of portfolio holdings	491
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.18%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.65%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.52%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	1.26%
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB, 5.00%, 11/19/2024	1.15%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.09%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Triborough Bridge & Tunnel Authority, Series 2014 A, RB, 5.00%, 11/19/2024	1.01%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.00%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.18%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.65%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.52%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	1.26%
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB, 5.00%, 11/19/2024	1.15%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.09%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Triborough Bridge & Tunnel Authority, Series 2014 A, RB, 5.00%, 11/19/2024	1.01%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.00%

C000209263 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rochester® Limited Term New York Municipal Fund
Class Name	Class R6
Trading Symbol	IORMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class R6)	$26	0.52%
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[53]
Net Assets	$ 1,483,639,166
Holdings Count | Holding	491
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,483,639,166
Total number of portfolio holdings	491
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.18%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.65%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.52%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	1.26%
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB, 5.00%, 11/19/2024	1.15%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.09%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Triborough Bridge & Tunnel Authority, Series 2014 A, RB, 5.00%, 11/19/2024	1.01%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.00%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.18%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.65%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.52%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	1.26%
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB, 5.00%, 11/19/2024	1.15%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.09%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Triborough Bridge & Tunnel Authority, Series 2014 A, RB, 5.00%, 11/19/2024	1.01%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.00%

C000209284 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class A
Trading Symbol	ONJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class A)	$53	1.05%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[54]
Net Assets	$ 290,613,089
Holdings Count | Holding	150
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$290,613,089
Total number of portfolio holdings	150
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.22%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	3.02%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.98%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.73%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.50%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.07%
Rib Floater Trust, Series 2024, VRD GO Notes, 2.75%, 04/02/2025	2.06%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB, 4.00%, 06/15/2050	1.96%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB, 5.25%, 07/01/2054	1.91%
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB, 5.00%, 01/01/2045	1.91%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.22%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	3.02%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.98%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.73%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.50%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.07%
Rib Floater Trust, Series 2024, VRD GO Notes, 2.75%, 04/02/2025	2.06%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB, 4.00%, 06/15/2050	1.96%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB, 5.25%, 07/01/2054	1.91%
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB, 5.00%, 01/01/2045	1.91%

C000209282 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class C
Trading Symbol	ONJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class C)	$86	1.70%
*	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%	[55]
Net Assets	$ 290,613,089
Holdings Count | Holding	150
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$290,613,089
Total number of portfolio holdings	150
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.22%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	3.02%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.98%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.73%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.50%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.07%
Rib Floater Trust, Series 2024, VRD GO Notes, 2.75%, 04/02/2025	2.06%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB, 4.00%, 06/15/2050	1.96%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB, 5.25%, 07/01/2054	1.91%
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB, 5.00%, 01/01/2045	1.91%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.22%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	3.02%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.98%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.73%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.50%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.07%
Rib Floater Trust, Series 2024, VRD GO Notes, 2.75%, 04/02/2025	2.06%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB, 4.00%, 06/15/2050	1.96%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB, 5.25%, 07/01/2054	1.91%
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB, 5.00%, 01/01/2045	1.91%

C000209283 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class Y
Trading Symbol	ONJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class Y)	$41	0.80%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[56]
Net Assets	$ 290,613,089
Holdings Count | Holding	150
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$290,613,089
Total number of portfolio holdings	150
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.22%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	3.02%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.98%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.73%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.50%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.07%
Rib Floater Trust, Series 2024, VRD GO Notes, 2.75%, 04/02/2025	2.06%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB, 4.00%, 06/15/2050	1.96%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB, 5.25%, 07/01/2054	1.91%
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB, 5.00%, 01/01/2045	1.91%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.22%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	3.02%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.98%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.73%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.50%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.07%
Rib Floater Trust, Series 2024, VRD GO Notes, 2.75%, 04/02/2025	2.06%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB, 4.00%, 06/15/2050	1.96%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB, 5.25%, 07/01/2054	1.91%
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB, 5.00%, 01/01/2045	1.91%

C000209285 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New Jersey Municipal Fund
Class Name	Class R6
Trading Symbol	IORJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class R6)	$38	0.74%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[57]
Net Assets	$ 290,613,089
Holdings Count | Holding	150
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$290,613,089
Total number of portfolio holdings	150
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.22%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	3.02%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.98%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.73%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.50%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.07%
Rib Floater Trust, Series 2024, VRD GO Notes, 2.75%, 04/02/2025	2.06%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB, 4.00%, 06/15/2050	1.96%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB, 5.25%, 07/01/2054	1.91%
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB, 5.00%, 01/01/2045	1.91%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.22%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	3.02%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.98%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.73%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.50%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.07%
Rib Floater Trust, Series 2024, VRD GO Notes, 2.75%, 04/02/2025	2.06%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB, 4.00%, 06/15/2050	1.96%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB, 5.25%, 07/01/2054	1.91%
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB, 5.00%, 01/01/2045	1.91%

C000209294 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class A
Trading Symbol	OLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class A)	$41	0.81%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[58]
Net Assets	$ 687,403,775
Holdings Count | Holding	415
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$687,403,775
Total number of portfolio holdings	415
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.45%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.97%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.80%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.79%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.57%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.48%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.46%
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds, 4.00%, 08/01/2045	1.45%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2018 D, Ref. RB, 5.00%, 05/15/2030	1.41%
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB, 5.00%, 09/01/2034	1.33%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.45%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.97%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.80%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.79%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.57%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.48%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.46%
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds, 4.00%, 08/01/2045	1.45%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2018 D, Ref. RB, 5.00%, 05/15/2030	1.41%
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB, 5.00%, 09/01/2034	1.33%

C000209295 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class C
Trading Symbol	OLCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class C)	$79	1.56%
*	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.56%	[59]
Net Assets	$ 687,403,775
Holdings Count | Holding	415
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$687,403,775
Total number of portfolio holdings	415
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.45%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.97%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.80%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.79%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.57%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.48%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.46%
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds, 4.00%, 08/01/2045	1.45%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2018 D, Ref. RB, 5.00%, 05/15/2030	1.41%
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB, 5.00%, 09/01/2034	1.33%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.45%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.97%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.80%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.79%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.57%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.48%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.46%
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds, 4.00%, 08/01/2045	1.45%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2018 D, Ref. RB, 5.00%, 05/15/2030	1.41%
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB, 5.00%, 09/01/2034	1.33%

C000209297 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class Y
Trading Symbol	OLCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class Y)	$28	0.56%
*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[60]
Net Assets	$ 687,403,775
Holdings Count | Holding	415
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$687,403,775
Total number of portfolio holdings	415
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.45%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.97%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.80%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.79%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.57%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.48%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.46%
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds, 4.00%, 08/01/2045	1.45%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2018 D, Ref. RB, 5.00%, 05/15/2030	1.41%
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB, 5.00%, 09/01/2034	1.33%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.45%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.97%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.80%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.79%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.57%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.48%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.46%
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds, 4.00%, 08/01/2045	1.45%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2018 D, Ref. RB, 5.00%, 05/15/2030	1.41%
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB, 5.00%, 09/01/2034	1.33%

C000209299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Limited Term California Municipal Fund
Class Name	Class R6
Trading Symbol	IORLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class R6)	$25	0.50%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[61]
Net Assets	$ 687,403,775
Holdings Count | Holding	415
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$687,403,775
Total number of portfolio holdings	415
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.45%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.97%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.80%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.79%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.57%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.48%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.46%
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds, 4.00%, 08/01/2045	1.45%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2018 D, Ref. RB, 5.00%, 05/15/2030	1.41%
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB, 5.00%, 09/01/2034	1.33%
Credit sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.45%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.97%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.80%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.79%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.57%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.48%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.46%
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds, 4.00%, 08/01/2045	1.45%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2018 D, Ref. RB, 5.00%, 05/15/2030	1.41%
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB, 5.00%, 09/01/2034	1.33%

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